Basis Of Presentation And Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2013
Basis Of Presentation And Significant Accounting Policies [Abstract]
Change In Asset Retirement Obligations

In thousands
Balance of ARO as of January 1, 2013	$39,373
Accretion expense	679
Additions	2,313
Settlement of ARO	(1,472)
Changes in ARO estimate	(1,388)
Balance of ARO as of June 30, 2013	$39,505